Vanguard California Long-Term Tax-Exempt Fund Investment Strategy - Retail Prospectus [Member] - Vanguard California Long-Term Tax-Exempt Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in high-quality municipal bonds issued by California state and local governments, as well as by regional governmental and public financing authorities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities whose income is exempt from federal and California state taxes.The Fund primarily purchases municipal bonds rated investment-grade, as determined by a nationally recognized statistical rating organization or (if unrated) determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity between 10 and 25 years, but has no limitations on the maturities of individual securities.